Pension, Savings, And Other Employee Benefits (Schedule Of Expected Benefit Payment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 28,946
2013	27,892
2014	30,169
2015	32,616
2016	34,976
2017-2020	206,724
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	2,342
2013	2,452
2014	2,554
2015	2,649
2016	2,734
2017-2020	14,762
Medicare Reimbursements [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	380
2013	418
2014	464
2015	$ 505